Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value on a recurring basis as of June 30, 2026 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	3,388
Derivative financial assets	-	1,304	-
	$-	$1,304	$3,388
Financial liabilities measured at fair value:
Liability for share-based compensation (1)	-	-	2,428
	$-	$-	$2,428

The fair value hierarchy of financial instruments measured at fair value on a recurring basis as of December 31, 2025 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,810
Derivative financial asset	-	597	-
	$-	$597	$4,810
Financial liabilities measured at fair value:
Derivative financial liabilities	-	858	-
Liability for share-based compensation (1)	-	-	2,428
	$-	$858	$2,428

As of June 30, 2026 and December 31, 2025, the liability for share-based compensation relates to awards modified in connection with the Transaction (Note 10).
Schedule of Fair Value Measurement Inputs and Valuation Techniques	The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration receivable	Discounted cashflow	Discount rate of 15%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%